Finance Income and Expenses - Schedule of Finance Income and Expenses (Parenthetical) (Details) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Finance Income And Expenses
Proceeds from escrow deposits	R$ 14